Summary of Significant Accounting Policies: Long-lived Assets Impairment, Including Definite-lived Intangibles and Goodwill: Forecasted Inflation Rates used in Cash Flow projections (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Russia
Forecasted Inflation Rate for Cash Flow Projection	6.00%	6.00%	6.00%	6.00%	7.00%	8.00%
USA
Forecasted Inflation Rate for Cash Flow Projection	2.00%	2.00%	2.00%	2.00%	3.00%	3.00%
Bulgaria
Forecasted Inflation Rate for Cash Flow Projection	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Romania
Forecasted Inflation Rate for Cash Flow Projection	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Other European Countries
Forecasted Inflation Rate for Cash Flow Projection	2.00%	2.00%	2.00%	2.00%	2.00%	2.00%
Kazakhstan
Forecasted Inflation Rate for Cash Flow Projection	6.00%	6.00%	6.00%	6.00%	7.00%	8.00%
Ukraine
Forecasted Inflation Rate for Cash Flow Projection	6.00%	6.00%	6.00%	6.00%	7.00%	8.00%